Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION
22.	SEGMENT INFORMATION

The following table provides a summary of the Company’s segment operating results for the year ended December 31, 2025, 2024 and 2023:

	For the Year Ended December 31,
	2025	2024	2023
Segment revenue:
Total Revenue	477,532	463,330	284,106
Less:
Cost of Revenue (including depreciation and amortization)	(448,599)	(433,608)	(271,393)
Segment gross profit	28,933	29,722	12,713

Reconciliation to net (loss)/income:
Reconciling items:
Other segment items:
Sales and marketing expenses	(3,727)	(7,462)	(1,863)
General and administrative expenses	(9,125)	(25,271)	(3,682)
Research and development expenses	(2,543)	(5,600)	(1,741)
Credit loss provision for receivables	(981)	-	(100)
Gain on sale of recovery rights on assets held by FTX	-	7,270	-
Impairment loss on digital assets	-	-	(6,987)
Impairment loss on mining equipment	(25,400)	(8,076)	-
Changes in fair value of digital asset receivables or payables	1,172	(1,320)	-
Changes in fair value of digital assets	(8,693)	76,933	18,231
Loss on disposal of mining equipment	(3,395)	-	-
Investment income	462	416	-
Interest expense	(8,562)	(6,328)	(5,535)
Interest income	2,284	1,624	1,055
Other income/(expense), net	311	(277)	587
Income tax expense	(1,878)	(7,668)	(2,183)
Net (loss)/profit	(31,142)	53,963	10,495